RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS	Amount due from/(to) a shareholder
	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD
Seto Wai Yue	$(1,839,193)	$(1,844,451)
Amount due from/(to) a shareholder
	As of March 31,
	2024	2025
	HKD	HKD
Seto Wai Yue	$2,950,434	$(1,839,193)

SCHEDULE OF PROCEEDS AND PAYMENTS TO SHAREHOLDER

During the six months ended September 30, 2024 and 2025, the proceeds and payments to a shareholder are as follows

	September 30, 2024	September 30, 2025
	HKD	HKD
Proceeds from a shareholder	$7,065,391	$4,379,764
Payments to a shareholder	(4,067,903)	(4,374,506)

During the years ended March 31, 2023, 2024 and 2025, the proceeds and payments to a shareholder are as follows

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Proceeds from a shareholder	$793,266	$18,039,849	$9,177,530
Payments to a shareholder	(4,362,363)	(21,742,460)	(4,387,903)

SCHEDULE OF AMOUNT DUE FROM TO RELATED PARTY	Amount due from/(to) a related party
	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

I Dao Cao Limited	$(288,350)	$-
Exit Operations Limited	$1,219,865	$-
Amount due from/(to) a related party
	As of	As of
	March 31, 2024	March 31, 2025
	HKD	HKD

I Dao Cao Limited	$-	$(288,350)
Exit Operations Limited	$-	$1,219,865

SCHEDULE OF REVENUE FROM RELATED PARTY	Revenue
	Six Months ended September 30,
	2024	2025
	HKD	HKD
Exit Operations Limited	$552,166	$-

Revenue

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Exit (HK) Limited
- Provision of event management services	1,907,953	-	-
- Sales of goods	380,935	-	-
- Design and others	110,000	20,000	-
Exit Catering Limited – sale of goods	-	317,586	-
Exit Operations Limited
- Revenue of café operation	-	-	431,509
- Sales of goods	-	-	20,250
Earthling Catering Limited – design and others	78,340	-	-
	$2,477,228	$337,586	$451,759

SCHEDULE OF COST REVENUE	Cost of Revenue
	Six Months ended September 30,
	2024	2025
	HKD	HKD
I Dao Cao Limited	204,000	-
Exit (HK) Limited	-	230,759
Exit Operations Limited	264,350	-
	$468,350	$230,759
Cost of Revenue
	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Exit Operations Limited – cost of café operation	$-	$-	$264,350